Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2019
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations [Abstract]
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

43.   Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

On December 31, 2019, revenue of R$10 million is mainly comprised of an expense of R$16 million with the constitution of a provision for losses on other values and assets, net of the reversal of the provision for loss of recoverable value of properties, constitution of a provision for losses on other values and assets and revenue of R$34 million resulting from the sale of assets received in the credit recovery processes with customers, and on December 31, 2018, mainly includes R$104 million in revenue from the reversal of provision for loss of recoverable value of properties, constitution of provision for losses on other values and assets and a R$78 million result on the sale of assets received in the credit recovery processes with customers and on December 31, 2017 mainly includes R$272 million of provisions for devaluations on properties, based on appraisal reports prepared by external consultants the specialized.